Newbuildings	6 Months Ended
Jun. 30, 2015
Newbuildings [Abstract]
Newbuildings
NEWBUILDINGS

As of June 30, 2015, we have one FSRU, the Golar Tundra, under construction. As of June 30, 2015, the remaining installment for this vessel is $152.2 million, which is due upon delivery late in the fourth quarter of 2015.